Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost Components (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Pension Benefits
Components of net periodic pension benefit cost (credit):
Service cost	$ 3	$ 3
Interest cost	20	21
Expected return on plan assets	(23)	(22)
Amortization of prior service (credit) cost	0	(1)
Amortization of actuarial loss	4	5
Net periodic pension benefit cost (credit)	4	6
Other Benefits
Components of net periodic pension benefit cost (credit):
Interest cost	3	3
Expected return on plan assets	(3)	(3)
Amortization of prior service (credit) cost	(6)	(8)
Net periodic pension benefit cost (credit)	$ (6)	$ (8)